	RMB Japan Fund
	Portfolio Holdings As of September 30, 2022 (Unaudited)

		Number of
		Shares	Value
	Common Stocks - Japan 87.2%
	(percentage of net assets)
	COMMUNICATION SERVICES 14.2%
	Amuse, Inc.	36,700	$430,325
	GungHo Online Entertainment, Inc.	36,000	553,017
	Nintendo Co. Ltd.	25,000	1,008,358
	SoftBank Group Corp.	12,302	416,929
	TV Asahi Holdings Corp.	122,851	1,191,129
			3,599,758
	CONSUMER DISCRETIONARY 20.3%
	Fast Retailing Co. Ltd.	300	158,983
	Isuzu Motors Ltd.	67,100	741,955
	Nikon Corp.	109,900	1,041,525
	Ohashi Technica, Inc.	19,300	177,568
*	Sanyo Shokai Ltd.	99,100	646,827
	Sony Group Corp.	11,528	742,570
	Stanley Electric Co. Ltd.	59,500	934,184
	Subaru Corp.	46,529	703,162
			5,146,774
	CONSUMER STAPLES 3.7%
	Kao Corp.	16,000	651,046
	Yakult Honsha Co. Ltd.	4,800	278,711
			929,757
	ENERGY 0.7%
	Inpex Corp.	20,700	193,071

	FINANCIALS 9.5%
	Mitsubishi UFJ Financial Group, Inc.	291,000	1,318,267
	ORIX Corp.	35,639	499,269
	Sompo Holdings, Inc.	15,000	600,170
			2,417,706
	HEALTH CARE 5.8%
	Ono Pharmaceutical Co. Ltd.	49,600	1,158,593
	Sysmex Corp.	5,800	309,930
			1,468,523
	INDUSTRIALS 17.7%
	COMSYS Holdings Corp.	32,000	542,978
	FANUC Corp.	3,700	519,533
	Hitachi Ltd.	18,880	803,459
	ITOCHU Corp.	48,700	1,175,517
	Mitsui OSK Lines Ltd.	5,700	101,988
	Nidec Corp.	4,300	240,697
	Recruit Holdings Co. Ltd.	8,400	241,968
	SMC Corp.	700	284,879
	Takuma Co. Ltd.	67,128	575,638
			4,486,657
	INFORMATION TECHNOLOGY 6.1%
	Keyence Corp.	1,200	396,673
	Murata Manufacturing Co. Ltd.	14,435	664,402
	Ulvac, Inc.	13,900	491,169
			1,552,244
	MATERIALS 3.6%
	Nippon Steel Corp.	34,800	482,964
	Shin-Etsu Chemical Co. Ltd.	4,459	441,248
			924,212
	REAL ESTATE 3.9%
	Mitsui Fudosan Co. Ltd.	52,400	998,219

	UTILITIES 1.7%
	Kansai Electric Power Co., Inc. (The)	51,100	427,521
	Total Common Stocks (Cost: $24,833,301)		22,144,442

	Short-Term Investments 8.9%
	(percentage of net assets)
	MONEY MARKET FUNDS 8.9%
	First American Government Obligations Fund - Class X - 2.78% [a]	1,248,504	1,248,504
	First American Treasury Obligations Fund - Class X - 2.87% [a]	997,679	997,679
			2,246,183
	Total Short-Term Investments (Cost: $2,246,183)		2,246,183

	Total Investments 96.1% (Cost: $27,079,484)		$24,390,625
	Cash and other assets, less liabilities 3.9%		1,000,271
	Net Assets 100.0%		$25,390,896

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

	At September 30, 2022	Level 1	Level 2	Level 3	Total
	RMB Japan Fund
	Assets
	Common Stocks[1,2]	$-	$22,144,442	$-	$22,144,442
	Short-Term Investments	2,246,183	-	-	2,246,183
	Total Investments in Securities	$2,246,183	$22,144,442	$-	$24,390,625

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by sector.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
	The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
	September 30, 2022.

		RMB Japan
		Fund
	Japan	$22,144,442
	Total	$22,144,442